Segmental Information	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Segmental Information
SEGMENTAL INFORMATION

AngloGold Ashanti Limited’s operating segments are reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). The group produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments (including equity accounted investments). Individual members of the Executive Committee are responsible for geographic regions of the business.

Group analysis by origin is as follows:

Figures in millions	Gold income
US Dollars	2019	2018	2017
Geographical analysis of gold income by origin is as follows:
Continental Africa(1)	2,203	1,983	1,895
Australia	851	780	709
Americas	1,000	1,021	1,104
	4,054	3,784	3,708
Equity-accounted investments included above	(615)	(581)	(453)
Continuing operations	3,439	3,203	3,255
Discontinued operations - South Africa	554	602	1,101
	3,993	3,805	4,356

Foreign countries included in the above and considered material are:
Australia	851	780	709
Argentina		387	399
Brazil	679	634	705
Guinea			489
Tanzania	849	715	664
DRC	504	468

Geographical analysis of gold income by destination is as follows:
South Africa	981	946	946
North America	486	450	456
Australia	851	780	709
Europe	329	387	399
United Kingdom	1,407	1,221	1,198
	4,054	3,784	3,708
Equity-accounted investments included above	(615)	(581)	(453)
	3,439	3,203	3,255
Discontinued operations - South Africa	554	602	1,101
Continuing and discontinued operations	3,993	3,805	4,356

Figures in millions	By product revenue
US Dollars	2019	2018	2017
Continental Africa(1)	3	4	3
Australia	3	2	2
Americas	81	128	135
	87	134	140
Equity-accounted investments included above	(1)	(1)	(1)
Continuing operations	86	133	139
Discontinued operations - South Africa	1	6	15
	87	139	154

The Group's revenue is mainly derived from gold income. Approximately 34% of the group's total gold produced is sold to two customers of the group. Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	Gross profit (loss) (2)
US Dollars	2019	2018	2017
Continental Africa(1)	605	380	386
Australia	221	160	159
Americas(1)	265	310	253
Corporate and other	1	2	2
	1,092	852	800
Equity-accounted investments included above	(188)	(102)	(13)
Continuing operations	904	750	787
Discontinued operations - South Africa	79	22	(3)
	983	772	784

Figures in millions	Cost of sales

US Dollars	2019	2018	2017
Continental Africa(1)	1,601	1,607	1,513
Australia	632	622	551
Americas (1)	822	838	987
Corporate and other	(1)	(3)	(3)
	3,054	3,064	3,048
Equity-accounted investments included above	(428)	(480)	(441)
Continuing operations	2,626	2,584	2,607
Discontinued operations - South Africa	479	589	1,129
	3,105	3,173	3,736

Figures in millions	Amortisation
US Dollars	2019	2018	2017
Continental Africa(1)	367	379	421
Australia	173	149	130
Americas(1)	177	192	273
Corporate and other	3	3	2
	720	723	826
Equity-accounted investments included above	(137)	(165)	(136)
Continuing operations	583	558	690
Discontinued operations - South Africa	61	72	133
	644	630	823

Figures in millions	Total assets (1)(3)(4)
US Dollars	2019	2018	2017
South Africa	697	1,106	1,734
Continental Africa	3,514	3,135	3,153
Australia	972	888	929
Americas	1,427	1,286	1,258
Corporate and other	253	228	145
	6,863	6,643	7,219

Figures in millions	Non-current assets (5)
US Dollars	2019	2018	2017

Non-current assets considered material, by country are:
South Africa	25	1,005	1,295
Foreign entities	4,644	4,234	4,259

DRC	1,506	1,439	1,423
Ghana	758	550	533
Tanzania	379	369	422
Australia	817	718	764
Brazil	625	615	632

Figures in millions	Capital expenditure
US Dollars	2019	2018	2017
Continental Africa(1)	410	313	409
Australia	149	156	153
Americas (1)	195	176	234
Corporate and other	—	—	2
Continuing operations	754	645	798
Discontinued operations - South Africa	60	76	155
	814	721	953
Equity-accounted investments	(51)	(69)	(123)
	763	652	830

(1)	Includes equity-accounted investments.

(2)
The group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation, refer to the group income statement.

(3)
Total assets include allocated goodwill of $108m (2018: $108m; 2017: $119m) for Australia and $8m (2018: $8m; 2017: $8m) for Americas (note 17). The South African segment includes assets held for sale of $581m (2018: nil; 2017: $348m) and the Continental Africa segment includes assets held for sale of $20m (2018: nil; 2017: nil).

(4)
In 2019, pre-tax impairments and derecognition of assets of $556m were accounted for in South Africa (2018: $98m; 2017: $294m), Continental Africa $2m (2018: $5m; 2017: nil) and the Americas $1m (2018: $1m; 2017: nil).

(5)	Non-current assets exclude financial instruments and deferred tax assets.